Statements of Changes in Partners' Capital - USD ($)	Total	Meritage Futures Fund LP [Member]	Class A [Member]	Class A [Member] Meritage Futures Fund LP [Member]	Class B [Member]	Class B [Member] Meritage Futures Fund LP [Member]	Class C [Member]	Class C [Member] Meritage Futures Fund LP [Member]	Class Z [Member]	Class Z [Member] Meritage Futures Fund LP [Member]
Partners' Capital at Dec. 31, 2013	$ 22,030,579	$ 21,306,832	$ 14,640,613	$ 17,545,441	$ 2,974,351	$ 2,295,673	$ 4,000,502	$ 1,080,593	$ 415,113	$ 385,125
Subscriptions	25,000	938,035	25,000	938,035
Net income (loss)	740,380	1,222,070	539,868	1,022,004	80,494	121,402	99,734	49,188	20,284	29,476
Redemptions	(9,517,609)	(5,193,262)	(5,850,567)	(4,140,112)	(1,410,486)	(527,659)	(1,984,218)	(327,787)	(272,338)	(197,704)
Partners' Capital at Dec. 31, 2014	13,278,350	18,273,675	$ 9,354,914	$ 15,365,368	$ 1,644,359	$ 1,889,416	$ 2,116,018	$ 801,994	$ 163,059	$ 216,897
Balance (in units) at Dec. 31, 2013			16,259.279	19,452.230	3,198.746	2,464.672	4,166.314	1,123.476	405.437	375.510
Subscriptions (in units)			28.034	1,024.730
Redemptions (in units)			(6,574.588)	(4,572.219)	(1,553.676)	(580.171)	(2,126.464)	(352.690)	(259.478)	(181.948)
Balance (in units) at Dec. 31, 2014			9,712.725	15,904.741	1,645.070	1,884.501	2,039.850	770.786	145.959	193.562
Subscriptions	40,000	227,500	$ 40,000	$ 227,500
Net income (loss)	(621,172)	(1,025,834)	(456,507)	(886,128)	$ (70,529)	$ (86,748)	$ (90,667)	$ (43,161)	$ (3,469)	$ (9,797)
Redemptions	(1,801,337)	(3,953,815)	(1,667,586)	(3,223,136)	(103,676)	(715,689)			(30,075)	(14,990)
Partners' Capital at Dec. 31, 2015	10,895,841	13,521,526	$ 7,270,821	$ 11,483,604	$ 1,470,154	$ 1,086,979	$ 2,025,351	$ 758,833	$ 129,515	$ 192,110
Subscriptions (in units)			42.147	233.984
Redemptions (in units)			(1,788.382)	(3,448.916)	(100.702)	(732.907)			(26.047)	(14.181)
Balance (in units) at Dec. 31, 2015			7,966.490	12,689.809	1,544.368	1,151.594	2,039.850	770.786	119.912	179.381
Subscriptions	10,222		$ 10,222
Net income (loss)	(709,201)	(1,208,508)	(504,178)	$ (1,020,101)	$ (94,922)	$ (108,706)	$ (102,371)	$ (67,363)	$ (7,730)	$ (12,338)
Redemptions	(2,680,384)	(3,370,582)	(1,472,865)	(2,847,054)	(582,244)	(146,018)	(595,275)	(312,508)	(30,000)	(65,002)
Partners' Capital at Dec. 31, 2016	$ 7,516,478	$ 8,942,436	$ 5,304,000	$ 7,616,449	$ 792,988	$ 832,255	$ 1,327,705	$ 378,962	$ 91,785	$ 114,770
Subscriptions (in units)			10.735
Redemptions (in units)			(1,660.042)	(3,231.050)	(643.417)	(165.664)	(600.844)	(342.530)	(29.379)	(61.351)
Balance (in units) at Dec. 31, 2016			6,317.183	9,458.759	900.951	985.930	1,439.006	428.256	90.533	118.030